Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Line Items]
Other income	$ 891,241	$ 1,194,039	$ 657,926
Loss claim income [Member]
Schedule of Other Income [Line Items]
Other income	373,107	225,376	197,712
Incentive income [Member]
Schedule of Other Income [Line Items]
Other income	83,349	55,484	136,711
Extinguishment of debt liabilities [Member]
Schedule of Other Income [Line Items]
Other income		608,542
Traffic penalty claim income [Member]
Schedule of Other Income [Line Items]
Other income		149,909	92,387
Other [Member]
Schedule of Other Income [Line Items]
Other income	$ 434,785	$ 154,728	$ 231,116